Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Total	¥ 179,409		¥ 176,716
Less: Accumulated depreciation	(147,995)		(142,571)
Property, plant and equipment, net	31,414	$ 4,525	34,145
Building [Member]
Property, Plant and Equipment [Line Items]
Total	12,317		12,317
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	130,172		128,401
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	23,774		26,341
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	¥ 13,146		¥ 9,657